UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Sept. 30,2004

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	    San Francisco, CA 94108

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:  Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     Sept. 30,2004


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:    68
Form 13F Information Table Value Total (Thousands):   $144,306
	List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800-FLOWERS.COM, Inc.        COM              68243Q106     1622   195366 SH       SOLE                   195366
Advanced Fibre Communication,  COM              00754A105     3307   208000 SH       SOLE                   177000             31000
Agile Software Corporation     COM              00846X105     1596   201296 SH       SOLE                   196496              4800
Alliance Data Systems Corporat COM              018581108     4644   114509 SH       SOLE                     3089            111420
Amazon.com, Inc.               COM              023135106      685    16754 SH       SOLE                    16754
Amdocs Ltd.                    COM              G02602103     2914   133500 SH       SOLE                    86000             47500
Amerigroup Corporation         COM              03073T102     5906   105000 SH       SOLE                   104800               200
Applied Micro Circuits Corpora COM              03822W109      620   198041 SH       SOLE                   162900             35141
Aquantive, Inc.                COM              03839G105     1488   154193 SH       SOLE                   107347             46846
Argonaut Technologies, Inc.    COM              040175101       17    18281 SH       SOLE                     1998             16283
Atmel Corp.                    COM              049513104      101    28000 SH       SOLE                                      28000
Avanex Corporation             COM              05348W109      315   154909 SH       SOLE                    67746             13735
CNET Networks, Inc.            COM              12613R104     1218   133155 SH       SOLE                   209648             13527
CapitalSource, Inc. 	       COM              14055X102      352    15763 SH       SOLE                    15763
Check Point Software System, I COM              M22465104      679    40000 SH       SOLE                    40000
Ciena Corporation              COM              171779101      920   464691 SH       SOLE                   359037            105654
Connetics Corporation          COM              208192104     2629    97300 SH       SOLE                    88600              8700
Corillian Corp                 COM              218725109      466   100979 SH       SOLE                    45653             55326
Cott Corporation               COM              22163N106     2553    88534 SH       SOLE                    72310             16224
DeCODE genetics, Inc.          COM              243586104      256    34046 SH       SOLE                    31215              2831
Dick's Sporting Goods, Inc.    COM              253393102      666    18688 SH       SOLE                    15000              3688
DoubleClick, Inc.              COM              258609304      533    90200 SH       SOLE                    85900              4300
Du Pont                        COM              263534109      272     6350 SH       SOLE                                       6350
Durect Corporation             COM              266605104      590   421600 SH       SOLE                   421600
E.Piphany, Inc.                COM              26881V100      707   175349 SH       SOLE                   173417              1932
EBay, Inc.                     COM              278642103    46283   503400 SH       SOLE                   495500              7900
Encore Acquitition Company     COM              29255W100      345    10000 SH       SOLE                                      10000
Exact Sciences Corporation     COM              30063P105      831   255668 SH       SOLE                   225900             29768
FormFactor, Inc.               COM              346375108      889    45893 SH       SOLE                    45893
HewlettPackard                 COM              428236103      242    12929 SH       SOLE                                      12929
IPass, Inc.                    COM              46261V108     2394   399694 SH       SOLE                   358118             41576
Impax Laboratories, Inc.       COM              45256B101     1536   100000 SH       SOLE                                     100000
Inamed Corporation             COM              453235103     2248    47148 SH       SOLE                    46448               700
Inspire Pharmaceuticals, Inc.  COM              457733103     2443   155300 SH       SOLE                   127350             27950
Integrated Circuit Systems     COM              45811K208     1247    58000 SH       SOLE                    58000
InterActiveCorp                COM              45840Q101      669    30368 SH       SOLE                    30368
Intuit, Inc.                   COM              461202103      756    16651 SH       SOLE                    14951              1700
Juniper Networks, Inc.         COM              48203R104     3023   128101 SH       SOLE                   107322             20779
Keryx Biopharmaceuticals, Inc. COM              492515101     3884   347077 SH       SOLE                    40000            307077
Linear Technology Corp.        COM              535678106     3887   107260 SH       SOLE                    71260             36000
Lionbridge Technologies, Inc.  COM              536252109      112    13000 SH       SOLE                    13000
Microchip Technology, Inc.     COM              595017104     3254   121250 SH       SOLE                   121250
Microsoft Corp.                COM              594918104      304    11000 SH       SOLE                                      11000
Netflix, Inc.                  COM              64110L106     1946   126200 SH       SOLE                    78400             47800
Nextel Communications, Inc.    COM              65332V103     1192    50000 SH       SOLE                    50000
Nortel Networks Corporation    COM              656568102      524   154155 SH       SOLE                   154155
Nuance Communications          COM              669967101      248    58303 SH       SOLE                    58303
Opsware, Inc.                  COM              68383A101      272    48517 SH       SOLE                    48517
PMC/Sierra Semiconductor Corp. COM              69344F106      501    56908 SH       SOLE                    56908
Pharmion Corporation           COM              71715B409     1513    29276 SH       SOLE                     6853             22423
Plains Exploration & Productio COM              726505100      698    29251 SH       SOLE                    29251
Positron Corp.                 COM              737397125       59   629642 SH       SOLE                                     489642
RSA Security, Inc.             COM              749719100     6063   314158 SH       SOLE                   272883             41275
Rigel Pharmaceuticals, Inc.    COM              766559603      896    35399 SH       SOLE                    30600              4799
STATS ChipPAC Ltd. - ADR       COM              85771T104      707   118175 SH       SOLE                   118175
Silicon Laboratories, Inc.     COM              826919102     5457   164900 SH       SOLE                   113300             51600
Sirius Satellite Radio, Inc.   COM              82966U103      966   301941 SH       SOLE                   257333             44608
Skyepharma Plc. (ADR shares)   COM              830808101     1820   175876 SH       SOLE                                     175876
SuperGen, Inc.                 COM              868059106      309    50009 SH       SOLE                                      50009
TransMontaigne                 COM              893934109      175    30000 SH       SOLE                    30000
TriZetto Group, Inc.           COM              896882107      466    80000 SH       SOLE                    80000
Varco International, Inc.      COM              922126106      830    30963 SH       SOLE                    30963
VeriSign, Inc.                 COM              92343E102     5348   268994 SH       SOLE                   251092             17902
Verisity Ltd                   COM              M97385112      930   133795 SH       SOLE                   128345              5450
Veritas Software Corp.         COM              923436109      623    35000 SH       SOLE                    35000
Vignette Corporation           COM              926734104      334   250777 SH       SOLE                   250777
Witness Systems                COM              977424100      648    40307 SH       SOLE                                      40307
YaHoo!, Inc.                   COM              984332106     4000   117950 SH       SOLE                   110000              7950
